Loans Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans Held for Sale
Note 5 – Loans Held for Sale
Loans Held for Sale - Fair Value
Loans held for sale, at fair value, represent residential mortgage loans originated or purchased and held until sold to secondary market investors, such as the GSEs or other third parties. The following table summarizes the activity in the balance during the nine months ended September 30:

	2015	2014
Beginning balance	$401,120	$503,753
Originations and purchases	3,119,457	3,923,870
Proceeds from sales	(3,306,180)	(4,010,644)
Principal collections	(6,512)	(9,156)
Transfers to loans held for investment - reverse mortgages	—	(110,874)
Gain on sale of loans	37,580	39,486
Other (1)	(9,556)	(485)
Ending balance	$235,909	$335,950

(1)	Other includes the change in fair value of $9.9 million and $1.2 million for the nine months ended September 30, 2015 and 2014, respectively.
At September 30, 2015, loans held for sale, at fair value with a UPB of $220.2 million were pledged to secure warehouse lines of credit in our Lending segment.
Loans Held for Sale - Lower of Cost or Fair Value
Loans held for sale, at lower of cost or fair value, include residential loans that we do not intend to hold to maturity. The following table summarizes the activity in the balance during the nine months ended September 30:

	2015	2014
Beginning balance	$87,492	$62,907
Purchases	769,631	2,083,282
Proceeds from sales	(577,591)	(1,744,273)
Principal collections	(45,137)	(248,552)
Transfers to accounts receivable	(4,811)	(96,257)
Transfers to real estate owned	(18,479)	(4,575)
Gain on sale of loans	38,327	32,471
Decrease (increase) in valuation allowance	37,998	(16,282)
Other	3,633	3,216
Ending balance (1) (2)	$291,063	$71,937

(1)
At September 30, 2015 and September 30, 2014, the balances are net of valuation allowances of $15.4 million and $47.0 million, respectively. The decrease in the valuation allowance for the nine months ended September 30, 2015 resulted principally from the reversal of $37.8 million of the allowance that was associated with loans that were sold to unrelated third parties during the six months ended June 30, 2015. This decrease was partly offset by an increase of $1.1 million in the allowance resulting from transfers from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations. For the nine months ended September 30, 2014, the increase in the allowance was principally the result of $15.3 million of such transfers from the liability for indemnification obligations.

(2)
At September 30, 2015 and September 30, 2014, the balances include $98.7 million and $24.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our servicing obligations. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.

At September 30, 2015, Loans held for sale, at lower of cost or fair value with a UPB of $29.7 million were pledged to secure a warehouse line of credit in our Servicing segment.
In March 2014, we purchased delinquent FHA-insured loans with a UPB of $549.4 million out of Ginnie Mae guaranteed securitizations under the terms of a conditional repurchase option whereby as servicer we have the right, but not the obligation, to repurchase delinquent loans at par plus delinquent interest (the Ginnie Mae early buy-out (EBO) program). Immediately after their purchase, we sold the loans (the Ginnie Mae EBO Loans) and related advances to a subsidiary of NRZ for $612.3 million ($556.6 million for the Ginnie Mae EBO Loans and $55.7 million for the related servicing advances). We recognized a gain of $7.2 million on the sale of the loans.
On May 1, 2014, we purchased a second group of delinquent FHA-insured loans with a UPB of $451.0 million through the Ginnie Mae EBO program for $479.6 million, including delinquent interest. On May 2, 2014, we sold the Ginnie Mae EBO Loans to an unrelated third party for $462.5 million and recognized a gain of $1.3 million, including the value assigned to the retained MSRs. Separately, we sold $20.2 million of the advances related to these loans to a subsidiary of NRZ.
The sales of advances to the NRZ subsidiaries did not qualify for sales treatment and were accounted for as a financing. We refer to the purchase and sale of the Ginnie Mae EBO Loans and the sale of the related advances as the Ginnie Mae EBO Transactions.
In March 2015, we recognized a gain of $12.9 million on sales of loans with a total UPB of $42.7 million to an unrelated third party. In May 2015, we recognized a gain of $7.2 million on sales of a second group of loans with a total UPB of $33.0 million to an unrelated third party. We had repurchased these loans under the representation and warranty provisions of our contractual obligations to the GSEs as primary servicer of the loans.
Gain on Loans Held for Sale, Net
The following table summarizes the activity in Gain on loans held for sale, net, during the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Gain on sales of loans	$34,038	$42,185	$130,425	$145,455
Change in fair value of IRLCs	4,956	(4,188)	3,944	(2,315)
Change in fair value of loans held for sale	915	(9,348)	(5,893)	(97)
Loss on economic hedge instruments	(12,416)	(1,145)	(10,878)	(32,183)
Other losses	(195)	(286)	(664)	(819)
	$27,298	$27,218	$116,934	$110,041

Gains on loans held for sale, net include $9.5 million and $27.8 million for the three and nine months ended September 30, 2015, respectively, representing the value assigned to MSRs retained on transfers of forward loans. For the three and nine months ended September 30, 2014, gains attributed to retained MSRs were $10.7 million and $32.1 million, respectively.
Also included in Gains on loans held for sale, net are a gain of $5.3 million and a gain of $18.3 million recorded during the three and nine months ended September 30, 2015, respectively, on sales of repurchased Ginnie Mae loans, which are carried at the lower of cost or fair value. For the three and nine months ended September 30, 2014, gains on sales of repurchased Ginnie Mae loans were $9.9 million and $50.6 million, respectively.
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations are also included in Gains on loans held for sale, net and amounted to $30.1 million and $91.1 million for the three and nine months ended September 30, 2015, respectively. Fair value gains for the three and nine months ended September 30, 2014 were $20.4 million and $51.4 million, respectively.

Note 6 — Loans Held for Sale
Loans Held for Sale - Fair Value
Loans held for sale, at fair value, represent residential mortgage loans originated or purchased and held until sold to secondary market investors, such as GSEs or other third parties. The following table summarizes the activity in the balance of Loans held for sale, at fair value, during the years ended December 31:

	2014	2013	2012
Beginning balance	$503,753	$426,480	$—
Originations and purchases (1)	4,967,767	8,106,742	670,147
Proceeds from sales	(5,015,235)	(7,999,235)	(241,960)
Transfers to loans held for investment - reverse mortgages	(110,874)	—	—
Gain (loss) on sale of loans	49,533	(26,981)	3,889
Other	6,176	(3,253)	(5,596)
Ending balance	$401,120	$503,753	$426,480

(1)	Purchases include $60.0 million of reverse mortgages acquired in the Liberty Acquisition in 2013 and $558.7 million of forward mortgages acquired in the Homeward Acquisition in 2012.
At December 31, 2014, loans held for sale, at fair value, with a UPB of $364.5 million were pledged to secure warehouse lines of credit in our Lending segment.
Loans Held for Sale - Lower of Cost or Fair Value
Loans held for sale, at lower of cost or fair value, include residential loans that we do not intend to hold to maturity. The following table summarizes the activity in the balance of Loans held for sale, at lower of cost or fair value, during the years ended December 31:

	2014	2013	2012
Beginning balance	$62,907	$82,866	$20,633
Purchases	2,462,573	1,632,390	65,756
Proceeds from sales	(2,067,965)	(1,036,316)	—
Principal payments	(262,196)	(432,423)	(1,474)
Transfers to accounts receivable	(114,675)	(218,629)	—
Transfers to real estate owned	(8,808)	(4,775)	(999)
Gain on sale of loans	31,853	35,087	—
Decrease (increase) in valuation allowance	(18,965)	(10,644)	568
Other	2,768	15,351	(1,618)
Ending balance (1) (2) (3)	$87,492	$62,907	$82,866

(1)
The balances at December 31, 2014 and 2013 includes $42.0 million and $43.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our contractual obligations as the servicer of the loans. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.

(2)
The balances at December 31, 2014, 2013 and 2012 are net of valuation allowances of $49.7 million, $30.7 million and $14.7 million, respectively. The change in the valuation allowance for the years ended December 31, 2014 and 2013 includes adjustments of $20.4 million and $15.7 million, respectively, from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations.

(3)
The balance at December 31, 2012 includes non-performing mortgage loans with a carrying value of $65.4 million that we acquired in December 2012 and sold to Altisource Residential, LP in February 2013 for an insignificant gain.

At December 31, 2014, loans held for sale, at lower of cost or fair value, with a UPB of $30.5 million were pledged to secure a warehouse line of credit in our Servicing segment.
During 2014, we purchased delinquent FHA-insured loans with a total UPB of $1.3 billion out of Ginnie Mae guaranteed securitizations under the terms of a conditional repurchase option where as servicer we have the right, but not the obligation, to repurchase delinquent loans at par plus delinquent interest (the Ginnie Mae early buy-out (EBO) program). Contemporaneous with the purchase, we sold the loans (the Ginnie Mae EBO Loans) and related advances for $1.4 billion ($1.3 billion for the Ginnie Mae EBO Loans and $75.9 million for the related servicing advances) to other financial institutions, including HLSS. We recognized total gains of $10.0 million on the sales of the loans, including the values assigned to the retained MSRs. Proceeds received from HLSS include $556.6 million for Ginnie Mae EBO Loans sold to HLSS Mortgage, $55.7 million for related servicing advances sold to HLSS Mortgage and $20.2 million for servicing advances sold to HLSS SEZ LP. Following the initial transactions, we sold an additional $13.1 million of advances to HLSS. We had recorded these advances in connection with the subsequent servicing of the sold loans.
The sales of advances did not qualify for sales treatment and were accounted for as financings. We refer to the purchase and sale of the Ginnie Mae EBO Loans and the sale of the related advances as the Ginnie Mae EBO Transactions.
Gain on Loans Held for Sale, Net
The following table summarizes the activity in Gain on loans held for sale, net, during the years ended December 31:

	2014	2013	2012
Gain on sales of loans	$168,449	$82,518	$6,797
Change in fair value of IRLCs	(25,822)	523	2
Change in fair value of loans held for sale	10,489	(1,709)	(5,462)
Gain (loss) on economic hedge instruments	(17,214)	42,732	(1,075)
Other	(1,605)	(2,370)	(47)
	$134,297	$121,694	$215

Gain on loans held for sale, net include $39.8 million, $74.8 million and $2.9 million for 2014, 2013 and 2012, respectively, representing the value assigned to MSRs retained on transfers of forward loans.
Also included in Gains on loans held for sale, net are gains of $54.7 million and $35.1 million recorded during 2014 and 2013, respectively on sales of repurchased Ginnie Mae loans which are carried at the lower of cost or fair value.
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations are also included in Gains on loans held for sale, net and amounted to $72.7 million and $41.7 million during 2014 and 2013, respectively.